Risk Management and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Risk Management And Fair Value Measurements
Schedule of Fair Value of Assets and Liabilities

Fair value: The Management has determined that the fair values of the assets and liabilities as of December 31, 2022 and 2023, are as follows:

	Carrying	Fair
As of December 31, 2023	Value	Value
Cash and cash equivalents (including restricted cash)	$36,339	$36,339
Short-term investment in time deposits	$20,000	$20,000
Trade accounts receivable	$4,964	$4,964
Due from related parties	$194	$194
Trade accounts payable	$1,695	$1,695
Long-term debt with variable interest rates, net	$61,490	$61,490
Due to related parties	$990	$990

	Carrying	Fair
As of December 31, 2022	Value	Value
Cash and cash equivalents (including restricted cash)	$10,189	$10,189
Trade accounts receivable	$10,469	$10,469
Trade accounts payable	$2,604	$2,604
Long-term debt with variable interest rates, net	$65,750	$65,750
Promissory note with non-variable interest rate*	$6,000	$5,968
Due to related parties	$1,028	$1,028

Schedule of Financial Derivative Instrument Location
	December 31,
Consolidated Balance Sheets – Location	2022	2023
Financial derivative instrument – Other non-current assets	$619	$—

Schedule of Gains Losses on Derivative Instruments
	December 31,
Consolidated Statements of Comprehensive Income/(Loss) – Location	2022	2023
Financial derivative instrument – Fair value at the beginning of the period	$74	$619
Financial derivative instrument – Additions of the period	—	—
Financial derivative instrument – Amounts received	(10)	(560)
Financial derivative instrument – Fair value as at period end	619	—
Gain/(Loss) from financial derivative instrument	$555	$(59)